Summary of Equity Compensation Plans (Parenthetical) (Detail) - shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at end of year	2,887	4,892	5,752